Cover	Nov. 01, 2021
Cover [Abstract]
Entity Registrant Name	All For One Media Corp.
Entity Central Index Key	0001286459
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Emerging Growth Company	false
Document Period End Date	Nov. 01, 2021
Entity File Number	000-55717
Entity Incorporation State Country Code	UT
Entity Tax Identification Number	81-5006786
Entity Address Address Line 1	236 Sarles Street
Entity Address City Or Town	Mt. Kisco
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10549
City Area Code	914
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	574-6174